Dechert LLP
One International Place, 40th Floor 100 Oliver Street
Boston, MA 02110-2605
+1 617 728 7100 Main
+1 617 426 6567 Fax

Edwin Batista

Edwin.Batista@dechert.com
+1 617 728 7165 Direct
+1 617 275 8383 Fax

May 5, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 959 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Conservative Allocation Fund, Goldman Sachs Moderate Allocation Fund, and Goldman Sachs Growth Allocation Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 29, 2026.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617-728-7165.

Sincerely,

/s/ Edwin Batista
Edwin Batista